LORD ABBETT INVESTMENT TRUST

Lord Abbett Core Plus Bond Fund

Supplement dated August 30, 2024 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

April 1, 2024, as supplemented

The following table replaces the table in the subsection under “Management—Portfolio Managers” on page 13 of the summary prospectus and page 65 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Robert A. Lee, Partner and Co-Head of Taxable Fixed Income	2015
Kewjin Yuoh, Partner and Portfolio Manager	2015
Andrew H. O’Brien, Partner and Portfolio Manager	2015
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2015
Leah G. Traub, Partner and Portfolio Manager	2021
Adam C. Castle, Partner and Portfolio Manager	2021
Harris A. Trifon, Partner and Portfolio Manager	2021
Karen J. Gunnerson, Portfolio Manager	2024

The following paragraph replaces the seventh paragraph under “Management and Organization of the Funds” beginning on page 278 of the statutory prospectus:

Core Plus Bond Fund. Robert A. Lee, Partner and Co-Head of Taxable Fixed Income, heads the Fund’s team. Mr. Lee joined Lord Abbett in 1997. Additional members of the Fund’s team are Kewjin Yuoh, Partner and Portfolio Manager, Andrew H. O’Brien, Partner and Portfolio Manager, Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income, Leah G. Traub, Partner and Portfolio Manager, Adam C. Castle, Partner and Portfolio Manager, Harris A. Trifon, Partner and Portfolio Manager, and Karen J. Gunnerson, Portfolio Manager. Mr. Trifon was formerly a Co-Head of Mortgage and Consumer Credit at Western Asset Management from 2014 to 2021. Messrs. Yuoh, O’Brien, Rocco, Castle, Trifon, and Mses. Traub and Gunnerson joined Lord Abbett in 2010, 1998, 2004, 2015, 2021, 2007, and 2017, respectively. Messrs. Lee, Yuoh, O’Brien, Rocco, Castle, Trifon, and Mses. Traub and Gunnerson are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Core Plus Bond Fund” in the subsection titled “Portfolio Manager Information—Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Core Plus Bond Fund
Robert A. Lee	15	88,894.69	11	10,397.93	558	4,008.83
Kewjin Yuoh	15	88,397.36	9	8,774.61	530	162.73
Andrew H. O’Brien	14	85,936.75	8	8,679.07	26	5,080.96
Steven F. Rocco	19	88,562.70	14	10,337.45	18	3,988.49
Leah G. Traub	5	8,288.82	3	977.38	530	162.73
Adam C. Castle	9	61,247.80	6	7,777.08	0	0

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Core Plus Bond Fund
Harris A. Trifon	6	50,320.80	4	6,579.71	0	0
Karen J. Gunnerson[1]	N/A	N/A	N/A	N/A	N/A	N/A

1 Karen J. Gunnerson was newly added as a portfolio manager to the Core Plus Bond Fund effective August 30, 2024 and her other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table under the heading “Core Plus Bond Fund” in the subsection titled “Portfolio Manager Information—Holdings of Portfolio Managers” on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Core Plus Bond Fund
Robert A. Lee	Over $1,000,000
Kewjin Yuoh	$10,001-$50,000
Andrew H. O’Brien	$10,001-$50,000
Steven F. Rocco	$10,001-$50,000
Leah G. Traub	$10,001-$50,000
Adam C. Castle	$10,001-$50,000
Harris A. Trifon[1]	$10,001-$50,000
Karen J. Gunnerson[2]	N/A

1 As of January 3, 2024.

2 Karen J. Gunnerson was newly added to the Fund as a portfolio manager to the Core Plus Bond Fund effective August 30, 2024, and her portfolio holdings will be reported in a future filing.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.